Capital Acquisitions and Dispositions (Schedule of Minor Acquisitions and Dispositions) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	$ 1.2	$ 0.0
Gain on capital dispositions	316.4	(199.2)
Saskatchewan gas infrastructure
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash	500.2
Working capital	0.0
Consideration	500.2
Exploration and evaluation	0.0
Property, plant and equipment	(199.4)
Goodwill	(6.4)
Decommissioning liability	7.5
Carrying value	(198.3)	198.3
Gain on capital dispositions	301.9	$ 301.9
Other minor, net
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash	8.2
Working capital	(1.6)
Consideration	6.6
Exploration and evaluation	1.1
Property, plant and equipment	(23.4)
Goodwill	(1.2)
Decommissioning liability	31.4
Carrying value	7.9
Gain on capital dispositions	$ 14.5